Cover	Jun. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Entity File Number	001-40476
Entity Registrant Name	LOGISTICS INNOVATION TECHNOLOGIES CORP.
Entity Central Index Key	0001848364
Entity Tax Identification Number	86-2157398
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3495 Piedmont Road NE
Entity Address, Address Line Two	One Piedmont Center
Entity Address, Address Line Three	Bld.11, Ste. 710
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	731
Local Phone Number	723-3141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	LITTU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LITT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	LITTW
Security Exchange Name	NASDAQ